Offerings	Jul. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per Share
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per Share
Amount Registered | shares	631,575
Maximum Aggregate Offering Price	$ 3,751,555.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 518.09
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the $6.66 (high) and $5.22 (low) prices of the Shares on Nasdaq on June 29, 2026, which is within five business days prior to filing this registration statement.